John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 9/30/2021

Fund’s investments
As of 9-30-21 (unaudited)
	Shares	Value
Common stocks 113.0% (96.8% of Total investments)		$814,055,521
(Cost $443,735,724)
Financials 112.5%		809,976,582
Banks 92.7%
1st Source Corp. (A)	121,706	5,749,391
American Business Bank (A)(B)(C)	74,896	2,809,349
American National Bankshares, Inc.	85,338	2,819,568
American Riviera Bank (C)	200,863	3,860,587
Ameris Bancorp	266,062	13,803,297
Atlantic Capital Bancshares, Inc. (C)	210,961	5,588,357
Atlantic Union Bankshares Corp.	240,957	8,879,265
Avidbank Holdings, Inc. (C)	200,000	4,550,000
Bank of America Corp.	409,620	17,388,369
Bank of Commerce Holdings	166,743	2,529,491
Bank of Marin Bancorp	162,958	6,151,665
Bar Harbor Bankshares	134,902	3,784,001
BayCom Corp. (C)	175,855	3,270,903
Bremer Financial Corp. (D)(E)	41,667	4,464,103
Bryn Mawr Bank Corp.	80,000	3,676,000
Business First Bancshares, Inc.	148,207	3,466,562
C&F Financial Corp.	22,445	1,192,054
California BanCorp (C)	121,815	2,101,309
Cambridge Bancorp	78,430	6,901,840
Camden National Corp.	68,551	3,283,593
CB Financial Services, Inc. (A)(B)	54,602	1,257,484
Central Valley Community Bancorp	88,012	1,892,258
Centric Financial Corp. (C)	275,000	2,571,250
Citigroup, Inc. (A)(B)	199,323	13,988,488
Citizens Community Bancorp, Inc.	169,116	2,350,712
Citizens Financial Group, Inc.	340,789	16,010,267
City Holding Company	30,868	2,404,926
Civista Bancshares, Inc.	171,523	3,984,479
Coastal Financial Corp. (C)	124,053	3,952,329
Codorus Valley Bancorp, Inc.	75,300	1,697,262
Comerica, Inc.	167,706	13,500,333
Communities First Financial Corp. (C)	115,523	5,429,581
County Bancorp, Inc.	88,798	3,236,687
Cullen/Frost Bankers, Inc. (A)(B)	105,430	12,506,107
CVB Financial Corp.	106,152	2,162,316
Eagle Bancorp Montana, Inc.	127,715	2,856,985
East West Bancorp, Inc.	43,408	3,365,856
Equity Bancshares, Inc., Class A	148,933	4,971,384
Evans Bancorp, Inc.	69,760	2,671,808
Farmers & Merchants Bancorp, Inc.	114,822	2,572,013
Farmers National Banc Corp.	149,103	2,342,408
Fifth Third Bancorp	408,959	17,356,220
First Business Financial Services, Inc.	62,955	1,807,438
First Community Corp.	132,912	2,651,594
First Financial Bancorp	403,431	9,444,320
First Horizon Corp. (A)(B)	333,111	5,426,378
First Merchants Corp.	114,010	4,770,178
First Mid Bancshares, Inc.	68,559	2,815,033
First Northwest Bancorp	75,171	1,320,003
First Reliance Bancshares, Inc. (C)(F)	426,454	4,392,476
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
FNB Corp. (A)(B)	343,233	$3,988,367
German American Bancorp, Inc.	110,169	4,255,828
Glacier Bancorp, Inc. (A)(B)	82,643	4,574,290
Great Southern Bancorp, Inc. (A)(B)	40,257	2,206,486
Great Western Bancorp, Inc.	141,778	4,641,812
Hancock Whitney Corp.	238,868	11,255,460
HBT Financial, Inc.	199,367	3,100,157
Heritage Commerce Corp.	519,533	6,042,169
Heritage Financial Corp.	161,533	4,119,092
Horizon Bancorp, Inc.	429,365	7,801,562
Howard Bancorp, Inc. (C)	156,530	3,174,428
Huntington Bancshares, Inc.	1,291,624	19,968,500
Independent Bank Corp. (Massachusetts) (A)(B)	60,222	4,585,905
Independent Bank Corp. (Michigan)	142,510	3,061,115
JPMorgan Chase & Co.	100,408	16,435,786
KeyCorp (A)(B)	693,596	14,995,546
Landmark Bancorp, Inc.	28,504	789,276
Level One Bancorp, Inc.	81,429	2,395,641
Limestone Bancorp, Inc. (C)	20,116	361,485
Live Oak Bancshares, Inc. (A)(B)	100,017	6,364,082
M&T Bank Corp.	98,700	14,739,858
Metrocity Bankshares, Inc.	65,263	1,368,565
Mid Penn Bancorp, Inc.	64,256	1,770,253
MidWestOne Financial Group, Inc.	104,634	3,155,761
NBT Bancorp, Inc.	101,770	3,675,932
Nicolet Bankshares, Inc. (C)	81,657	6,057,316
Northrim BanCorp, Inc.	97,720	4,154,077
Ohio Valley Banc Corp.	30,006	818,564
Old National Bancorp (A)(B)	364,040	6,170,478
Old Second Bancorp, Inc. (A)(B)	318,549	4,160,250
Orange County Bancorp, Inc. (A)(B)	43,740	1,537,024
Pacific Premier Bancorp, Inc. (A)	285,177	11,817,735
PacWest Bancorp (A)(B)	183,961	8,337,113
Pinnacle Financial Partners, Inc. (A)(B)	126,415	11,893,123
Plumas Bancorp (A)(B)	51,037	1,598,989
Popular, Inc.	113,571	8,821,060
Prime Meridian Holding Company	108,010	2,462,628
Private Bancorp of America, Inc. (C)	118,082	2,863,489
QCR Holdings, Inc.	70,803	3,642,106
Red River Bancshares, Inc. (A)(B)	27,047	1,348,293
Regions Financial Corp.	634,883	13,529,357
Renasant Corp.	166,995	6,020,170
Sandy Spring Bancorp, Inc.	47,003	2,153,677
SB Financial Group, Inc.	247,702	4,483,406
Shore Bancshares, Inc.	209,035	3,706,191
Sierra Bancorp	104,579	2,539,178
South Atlantic Bancshares, Inc. (C)	289,568	4,155,301
Southern California Bancorp (C)	95,439	1,503,164
Southern First Bancshares, Inc. (C)	131,586	7,039,851
SouthState Corp. (A)(B)	29,868	2,230,244
Stock Yards Bancorp, Inc.	94,346	5,533,393
Suncrest Bank	124,406	2,021,598
Synovus Financial Corp.	230,856	10,132,270
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
The Community Financial Corp.	89,596	$3,303,405
The First Bancorp, Inc.	245,664	7,158,649
The First Bancshares, Inc.	210,000	8,143,800
The PNC Financial Services Group, Inc. (A)	82,262	16,093,738
TriCo Bancshares	204,465	8,873,781
Truist Financial Corp. (A)(B)	266,891	15,653,157
U.S. Bancorp	280,111	16,649,798
Umpqua Holdings Corp.	107,458	2,176,025
United BanCorp of Alabama, Inc., Class A	170,487	5,114,610
United Bankshares, Inc. (A)(B)	136,598	4,969,435
Univest Financial Corp.	112,134	3,071,350
Washington Trust Bancorp, Inc.	112,988	5,986,104
WTB Financial Corp., Class B	6,893	2,599,350
Zions Bancorp NA	264,029	16,340,755
Capital markets 10.8%
Ares Management Corp., Class A	195,864	14,460,639
Brookfield Asset Management, Inc., Class A (A)(B)	95,834	5,128,077
Invesco, Ltd.	114,189	2,753,097
KKR & Company, Inc.	276,244	16,817,735
Oaktree Specialty Lending Corp.	873,464	6,166,656
Onex Corp.	124,888	8,828,732
Sixth Street Specialty Lending, Inc. (A)(B)	178,694	3,968,794
The Blackstone Group, Inc.	167,990	19,543,957
Consumer finance 0.9%
Discover Financial Services	53,865	6,617,315
Diversified financial services 1.8%
Equitable Holdings, Inc.	145,837	4,322,609
Eurazeo SE	91,873	8,608,728
Insurance 0.6%
Assured Guaranty, Ltd.	82,048	3,840,667
Thrifts and mortgage finance 5.7%
ESSA Bancorp, Inc.	52,033	863,748
Meridian Bancorp, Inc.	69,594	1,444,771
OP Bancorp	170,717	1,751,556
Premier Financial Corp.	424,815	13,526,110
Provident Financial Holdings, Inc.	106,084	1,811,915
Riverview Bancorp, Inc.	9,499	69,058
Southern Missouri Bancorp, Inc.	105,980	4,757,442
Territorial Bancorp, Inc.	60,055	1,524,196
Timberland Bancorp, Inc.	97,500	2,822,625
Westbury Bancorp, Inc. (C)	103,507	2,996,528
WSFS Financial Corp.	188,696	9,681,992
Real estate 0.5%		4,078,939
Equity real estate investment trusts 0.5%

Plymouth Industrial REIT, Inc.	179,294	4,078,939
Preferred securities 2.9% (2.5% of Total investments)		$20,879,565
(Cost $20,498,200)
Financials 2.6%		19,032,389
Banks 2.2%
Atlantic Union Bankshares Corp., 6.875%	57,500	1,606,550
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
CNB Financial Corp., 7.125%	60,000	$1,651,200
Level One Bancorp, Inc., 7.500%	50,000	1,385,000
Northpointe Bancshares, Inc. (8.250% to 12-30-25, then SOFR + 7.990%) (C)(G)	160,000	4,280,000
Pinnacle Financial Partners, Inc., 6.750%	71,825	2,021,156
Tectonic Financial, Inc. (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,961,820
United Community Banks, Inc., 6.875%	57,500	1,593,325
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%) (A)(B)	50,000	1,437,000
Mortgage real estate investment trusts 0.4%
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	121,425	3,096,338
Real estate 0.3%		1,847,176
Equity real estate investment trusts 0.3%
Sotherly Hotels, Inc., 8.000% (C)	50,424	781,572
Sotherly Hotels, Inc., 8.250% (C)	67,358	1,065,604

	Rate (%)	Maturity date	Par value^	Value
Certificate of deposit 0.0% (0.0% of Total investments)				$80,403
(Cost $80,403)
Country Bank for Savings	1.140	08-29-22	2,104	2,104
Eastern Savings Bank FSB	0.200	04-24-23	1,962	1,962
First Bank Richmond NA	1.250	12-05-22	21,642	21,642
First Federal of Northern Michigan	0.100	01-07-22	3,054	3,054
First National Bank	0.400	06-17-22	1,360	1,360
First Savings Bank of Percaise	0.600	04-05-23	5,138	5,138
Home National Bank	1.739	11-04-21	18,927	18,927
Hudson United Bank	0.800	04-24-23	2,260	2,260
Machias Savings Bank	0.150	05-31-22	2,016	2,016
Milford Federal Bank	0.300	10-26-21	2,060	2,060
Mount Washington Co-operative Bank	0.650	11-01-21	1,925	1,925
Mt. McKinley Bank	0.500	12-02-22	1,734	1,734
MutualOne Bank	0.500	09-11-23	4,265	4,265
Newburyport Five Cents Savings Bank	0.700	10-19-22	2,152	2,152
Newtown Savings Bank	0.250	06-01-22	1,991	1,991
Rosedale Federal Savings & Loan Association	0.500	06-01-22	2,050	2,050
Salem Five Bancorp	0.250	12-17-21	1,743	1,743
Sunshine Federal Savings and Loan Association	0.500	05-10-23	2,087	2,087
The Milford Bank	0.250	06-12-23	1,933	1,933

	Par value^	Value
Short-term investments 0.8% (0.7% of Total investments)		$5,455,000
(Cost $5,455,000)
Repurchase agreement 0.8%		5,455,000
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $5,455,000 on 10-1-21, collateralized by $5,569,200 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $5,564,199)	5,455,000	5,455,000

Total investments (Cost $469,769,327) 116.7%	$840,470,489
Other assets and liabilities, net (16.7%)	(120,414,561)
Total net assets 100.0%	$720,055,928

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-21 was $133,084,514. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $108,978,573.
(B)	All or a portion of this security is on loan as of 9-30-21, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Non-income producing security.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	5,000,000	USD	Fixed 1.790%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Aug 2022	—	$(81,767)	$(81,767)
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	270,229	270,229
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	622,645	622,645
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	744,608	744,608
								—	$1,555,715	$1,555,715

(a)	At 9-30-21, the 3 month LIBOR was 0.130%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2021, by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$667,669,635	$663,205,532	—	$4,464,103
Capital markets	77,667,687	77,667,687	—	—
Consumer finance	6,617,315	6,617,315	—	—
Diversified financial services	12,931,337	4,322,609	$8,608,728	—
Insurance	3,840,667	3,840,667	—	—
Thrifts and mortgage finance	41,249,941	41,249,941	—	—
Real estate
Equity real estate investment trusts	4,078,939	4,078,939	—	—
Preferred securities
Financials
Banks	15,936,051	11,656,051	4,280,000	—
Mortgage real estate investment trusts	3,096,338	3,096,338	—	—
Real estate
Equity real estate investment trusts	1,847,176	1,847,176	—	—
8	|

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Certificate of deposit	$80,403	—	$80,403	—
Short-term investments	5,455,000	—	5,455,000	—
Total investments in securities	$840,470,489	$817,582,255	$18,424,131	$4,464,103
Derivatives:
Assets
Swap contracts	$1,637,482	—	$1,637,482	—
Liabilities
Swap contracts	(81,767)	—	(81,767)	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Bremer Financial Corp.	10-25-19	$5,000,040	41,667	—	—	41,667	0.6%	$4,464,103
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended September 30, 2021, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
First Reliance Bancshares, Inc.	426,454	—	$3,882,967	—	—	$509,509	—	—	$4,392,476
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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